Administrative Expenses - Summary of Administrative Expenses (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of Administrative Expenses [line items]
Taxes	$ 26,941,364	$ 19,979,498	$ 17,764,631
Fees to directors and syndics	26,925,241	6,150,654	4,740,930
Maintenance, conservation and repair expenses	21,441,643	19,420,752	20,123,079
Other fees	16,572,872	11,766,928	10,331,148
Armored truck, documentation and events	15,437,848	16,422,544	17,596,127
Security services	11,899,472	11,715,106	12,370,028
Electricity and communications	10,395,529	10,789,374	12,329,521
Software	9,523,176	7,761,645	9,666,081
Advertising and publicity	9,292,109	7,395,622	5,293,379
Hired administrative services	3,025,778	830,539	756,692
Representation, travel and transportation expenses	2,829,322	2,127,956	1,463,854
Insurance	1,177,393	1,285,097	1,647,887
Stationery and office supplies	1,069,576	846,370	764,777
Leases	470,912	540,357	707,770
Other	7,223,754	4,901,315	6,321,808
Total	$ 164,225,989	$ 121,933,757	$ 121,877,712